OPERATING LEASE (Tables)	12 Months Ended
Dec. 31, 2025
Operating Lease
SCHEDULE OF AGGREGATE RIGHT OF USE ASSETS AND RELATED LEASE LIABILITIES

	As of December 31,
	2024	2025
	RMB	RMB
Operating lease right-of-use assets	44,577	25,087
Operating lease liabilities, current	13,091	9,728
Operating lease liabilities, non-current	29,395	12,879
Total operating lease liabilities	42,486	22,607

SCHEDULE OF LEASE COST	The components of lease cost were as follows:
	Year Ended December 31,
	2024	2025
	RMB	RMB
Operating lease cost	15,130	13,331
Short-term lease cost	5,227	4,538
Total	20,357	17,869

SCHEDULE OF OPERATING LEASE PAYMENTS INCLUDING RENTAL PAYMENTS

The following table reconciles the undiscounted cash flows of the Group’s leases as of December 31, 2025 to the present value of its operating lease payments, including rental payments for lease renewal options the Group is reasonably certain to exercise:

As of December 31, 2025
RMB
2026	10,401
2027	9,418
2028	3,850
Total undiscounted lease payments	23,669
Less: imputed interest	(1,062)
Total operating lease liabilities	22,607

SCHEDULE OF SUPPLEMENTAL CASH FLOW INFORMATION RELATED TO LEASES

Supplemental cash flow information related to leases was as follows:

	Year Ended December 31,
	2024	2025
	RMB	RMB
Supplemental cash flow information:
Cash paid for amounts included in measurement of operating lease liabilities	14,806	13,278
Lease liability arising from obtaining right-of-use assets	2,111	1,648
Modification to operating lease liabilities and right-of-use assets	(4,342)	(9,446)